ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Expenses
Schedule of Accrued Expenses	As of March 31, 2022 and December 31, 2021, accrued expenses were comprised of the following:	As of December 31, 2021 and December 31, 2020, accrued expenses were comprised of the following:
ACCRUED EXPENSES
	March 31,	December 31,
	2022	2021
Accrued expenses
Credit cards	$9,615	$10,192
Customer deposits	18,307	18,307
Payroll tax liabilities	2,041	—
Sales tax payable	269	265
Short-term loans	3,000	3,000
Total accrued expenses	$33,232	$31,764

Accrued interest
Interest on notes payable	$53,118	$88,114
Interest on short-term loans	1,395	1,214
Interest on accrued wages	174,265	156,328
Total accrued interest	$228,778	$245,656

Accrued wages	$1,083,378	$1,026,073

	December 31,	December 31,
	2021	2020
Accrued expenses
Credit cards	$10,192	$407
Customer deposits	18,307	18,307
Employee liabilities	—	7,612
Sales tax payable	265	90
Short-term loans	3,000	3,000
Total accrued expenses	$31,764	$29,416

Accrued interest
Interest on notes payable	$88,114	$44,855
Interest on short-term loans	1,214	5,826
Interest on accrued wages	156,328	97,552
Total accrued interest	$245,656	$148,233

Accrued wages	$1,026,073	$321,530